SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Short-term investments
Short-term investments	¥ 182,556		¥ 300,167		¥ 182,556	$ 28,647
Change in fair value of available-for-sale investments	8,312	$ 1,304	1,137	¥ 7,335
Realized gains transferred from other comprehensive income to other income	7,801		970	9,635
Impairment charges				¥ 0
Provision for credit loss recognized	0		0		0
Wealth Management Products
Short-term investments
Short-term investments	¥ 182,556		¥ 300,167		¥ 182,556